Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Mar. 01, 2014 Stock options	Mar. 02, 2013 Stock options	Mar. 03, 2012 Stock options	Mar. 26, 2013 Stock options	Mar. 01, 2014 Restricted Share Unit	Mar. 02, 2013 Restricted Share Unit	Mar. 03, 2012 Restricted Share Unit	Mar. 26, 2013 Restricted Share Unit	Mar. 01, 2014 Restricted Share Unit	Mar. 02, 2013 Restricted Share Unit	Mar. 03, 2012 Restricted Share Unit	Mar. 26, 2013 Voting common stock	Mar. 01, 2014 DSU	Mar. 26, 2013 DSU	Mar. 02, 2013 DSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued as Options, Number Counted	0.625
Common shares outstanding	526,551,953	524,159,844						3,100,000								526,600,000	128,272	200,000
Stock-based compensation expense	$ 5	$ 8	$ 27
Stock options vesting period					three years to a maximum of five years
Period of stock option exercisable from the grant date					five years to a maximum of seven years
Stock options available for future grants, number	14,000,000
Unrecognized compensation expense related to restricted share unit plan	9												167
Weighted-average vesting period related to unrecognized stock-based compensation on unvested stock options	1 year 4 months 2 days								2 years 0 months 15 days				2 years 0 months 15 days
Fair value of stock options vested during the year	8
Cash received from stock options					3	0	9
Tax deficiencies					2	1	2						11	10	0
Number of options granted	0	5,288,040	0						21,741,154	11,189,498			21,741,154	11,189,498
Compensation expense of restricted stock									63	78	70
Purchase of common stock by a trustee to be accounted for as treasury stock, shares	1,641,447	3,005,670
Purchase of treasury stock	16	25	156
Number of options settled upon vesting by the issuance of new common shares	4,977,000	2,697,000	359,000						16,210,460				16,210,460
Equity instruments other than options outstanding	24,345,000	15,185,000	8,595,000	2,703,000								23,800,000					200,000		300,000
Liability related to deferred share unit plan																	$ 2.4		$ 4.0